Note 20 - Segment Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
20.	SEGMENT INFORMATION

The Company does
not
identify or allocate assets by operating segment, nor does the chief operating decision maker (“CODM”) evaluate operating segments using discrete as set information. The Company does not
have inter-segment revenue, and, accordingly, there is
none
to be reported. The Company does
not
allocate gains and losses from interest and other income, or income taxes to operating segments. The accounting policies for segment reporting are the same as for the Company as a whole.

Revenues by geographic region are based on the location to which our products or services are delivered and were as follows:

(In Thousands)

	Years Ended December 31
	2020	2019	2018

China	$70,306	$52,233	$55,303
Taiwan	2,579	2,016	1,987
Malaysia	1,895	1,287	1,396
Singapore	1,216	648	959
Japan	1,189	1,354	1,485
Korea	719	950	1,201
U.S.A.	22	2,077	68
Other	409	363	315

Total	$78,335	$60,928	$62,714

Revenues by product category were as follows:

(In Thousands)

	Years Ended December 31
	2020	2019	2018

Integrated Circuits
Mixed-signal	$43,113	$34,944	$39,603
Analog	35,152	23,901	23,063
Digital	-	3	48
Licensing revenue	70	2,080	-

Total	$78,335	$60,928	$62,714

For the years ended
December 31, 2020,
2019
and
2018,
two
customers accounted for
10%
or more of revenues. The percentage of revenues to these customers was as follows:

	Years Ended December 31
	2020	2019	2018

Customer A	14%	14%	13%
Customer B	11%	12%	11%

Long-lived assets consisted of property and equipment and were as follows based on the physical location of the assets at the end of each year:
(In Thousands)

	December 31
	2020	2019	2018

Taiwan	$8,859	$7,621	$6,037
U.S.A.	4,138	4,015	4,029
China	4,171	3,661	3,620
Other	98	254	28

Total	$17,266	$15,551	$13,714